Exhibit 99.1

Tel: 215-564-1900 Fax: 215-564-3940 www.bdo.com	Ten Penn Center 1801 Market Street, Suite 1700 Philadelphia, PA 19103

Independent Accountant’s Report

To the Management of:

Green Apple Management Company, LLC

J. G. Wentworth Originations, LLC

J. G. Wentworth XLIII LLC

1200 Morris Drive

Chesterbrook, PA 19087

And

Barclays Capital Inc.

745 Seventh Avenue, 5th Floor

New York, NY 10019

We have performed the procedures enumerated below, which were agreed to by the Management of Green Apple Management Company, LLC, J. G. Wentworth Originations, LLC (the “Company”), J. G. Wentworth XLIII LLC (the “Issuer”), and Barclays Capital Inc. (“Barclays,” “Sole Structuring Advisor”) together with Green Apple Management Company, LLC, the Issuer, the Company and Barclays, (the “Specified Parties”), solely to assist you in evaluating certain information that is contained in the Preliminary Securitization Offering Document (as defined herein) relating to the Issuer’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Specified Parties in this report. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Our procedures and findings are as follows:

Securitization Offering Document Procedures

1.

The Sole Structuring Advisor, on behalf of the Issuer, provided BDO with an electronic data file (the “Final Data File”), containing information relating to structured settlement purchase contracts and annuity contracts (the “Closing Date Receivables”) as of March 1, 2019 (the “Series 2019-1 Cut-Off Date”). The Company, on behalf of the Issuer, indicated that the Closing Date Receivables are expected to be representative of the Series 2019-1 Receivables. Except as described in this Item 1, performed no procedures to determine the accuracy or completeness of the information contained on the Final Data File.

For each Sample Contract that is included on the Final Data File, we compared the Sample Characteristics (defined as State of Residence, Schedule of Payments Purchased, and Annuity Company Issuer) (except, as instructed by you, certain Sample Characteristics for which the values on the Additional Data File and Final Data File are different due to the passage of time between the Additional Cut-Off Date and Series 2019-1 Cut-Off Date), all as shown on the Additional Data File, to the corresponding information on the Final Data File, and include a list of any differences in the Securitization Offering Documents AUP Reports (as defined herein).

BDO USA, LLP, a Delaware limited liability partnership, is the U.S. member of BDO International Limited, a UK company limited by guarantee, and forms part of the international BDO network of independent member firms.

BDO is the brand name for the BDO network and for each of the BDO Member Firms.

BDO Conclusion: 102 of the structured settlement purchase contracts and annuity purchase contracts included in the Final Data File were not included in the Preliminary Data File, 257 of the structured settlement purchase contracts and annuity purchase contracts, included in the Preliminary Data File were not included on the Final Data File (the “Removed Contracts”). No Removed Contracts were Sample Contracts (as defined in the Asset File to Data Filed Comparison AUP Report).

2.	Using:

a.	Information on the Final Data File and

b.	The applicable information, calculation methodologies and assumptions relating to the Closing Date Receivables that are described in the Securitization Offering Documents,

BDO recalculated and found it to be in agreement with the corresponding information in the Preliminary Securitization Offering Documents. The information relating to the Closing Date Receivables that is indicated by the letter A on the copies of those pages of the Investor Presentation and Preliminary Offering Memorandum that are attached as Exhibits A and B, respectively.

3.	Using:

a.	The information on the Final Data File and

b.	The applicable information relating to the Closing Date Receivables that is described in the Securitization Offering Documents,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Offering Memorandum, the information relating to the aggregate scheduled monthly payments for the Closing Date Receivables corresponding to each Due Date (as described in the Preliminary Offering Memorandum) that is indicated by the letter B on the copies of those pages of the Preliminary Offering Memorandum that are attached as Exhibit B.

4.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.	The applicable information, assumptions, definitions and methodologies relating to the Closing Date Receivables and Notes that are described in the Securitization Offering Documents, and

c.

Calculation methodologies, information and assumptions (the “Additional Assumptions”) provided by the Sole Structuring Advisor, on behalf of the Issuer, relating to the Series 2019-1 Receivables, Closing Date Receivables and Notes,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Securitization Offering Documents, the information relating to the Notes that is indicated by the letter C on the copies of those pages of the Investor Presentation and Preliminary Offering Memorandum that are attached as Exhibit B.

5.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.

The applicable information, assumptions and methodologies relating to the calculation of the Aggregate Discounted Receivables Balance (as defined in the Securitization Offering Documents) that are described in the Securitization Offering Documents,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Offering Memorandum, the information relating to the Aggregate Discounted Receivables Balance (as defined in the Preliminary Offering Memorandum) as of Closing Date (as defined in the Preliminary Offering Memorandum) that is indicated by the letter D on the copies of those pages of the Preliminary Offering Memorandum that are attached as Exhibit B.

6.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.

The applicable information, assumptions and methodologies relating to the calculation of the Original Aggregated Discounted Receivables Balance (as defined in the Securitization Offering Documents) that are described in the Securitization Offering Documents.

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Offering Memorandum, the information relating to the Original Aggregate Discounted Receivables Balance (as defined in the Preliminary Offering Memorandum) as of the Closing Date that is indicated by the letter E on the copies of those pages of the Preliminary Offering memorandum that are attached as Exhibit B.

7.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.

The information, assumptions and methodologies (the “Legal Maturity Date Calculation Methodologies”) provided by the Sole Structuring Advisor, on behalf of the Issuer, relating to the calculation of the Legal Maturity Date (as described in the Securitization Offering Documents) for each class of Notes,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Securitization Offering Documents, the information relating to the Legal Maturity Date of each class of Notes that is indicated by the letter F on the copies of those pages of the Investor Presentation and Preliminary Offering Memorandum that are attached as Exhibit A and B, respectively.

8.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.	The applicable information, assumptions and methodologies relating to the Closing Date Receivables that are described in the Securitization Offering Documents,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Securitization Offering Documents, the information relating to the Closing Date Receivables that is indicated by the letter G on the copies of those pages of the Investor Presentation and Preliminary Offering Memorandum that are attached as Exhibits A and B, respectively.

9.	Using:

a.	The Summary of Scheduled Payments for Closing Date Receivables, as described in the Securitization Offering Documents,

b.	The applicable information, assumptions, definitions and methodologies relating to the Closing Date Receivables and the Notes that are described in the Securitization Offering Documents,

c.	The Additional Assumptions and

d.

The applicable information, assumptions and methodologies relating to the Contracts, Notes and eligible horizontal residual interest (“EHRI”) that are described in the Securitization Offering Documents,

BDO recalculated and found to be in agreement with the corresponding information in the Preliminary Offering Memorandum, the information relating to the Notes, EHRI, and eligible horizontal cash reserve account (“EHCRA”) that is indicated by the letter H on the copies of those pages of the Preliminary Offering Memorandum that are attached as Exhibit B.

This procedure is limited to a recalculation of the information corresponding to the Notes, EHRI and EHCRA, as shown in the Preliminary Offering Memorandum, based on the information, assumptions and methodologies (the “Preliminary EHRI and EHCRA Assumptions”) described in the Preliminary Offering Memorandum and this Item 9.

BDO did not perform any procedures to:

i.	Determine the accuracy, completeness, or reasonableness of the Preliminary EHRI and EHCRA Assumptions,

ii.	Test compliance with the Credit Risk Retention Rules or

iii.	Determine if the value of the Notes and EHRI is measured at fair value using a methodology acceptable under U.S. generally accepted accounting principles (“GAAP”).

10.	Using:

a.	Information on the Historical Performance Data Files, provided by the Company and

b.	The applicable information relating to the Portfolio and Previously Issued Securitizations that is described in the Securitization Offering Documents,

BDO compared and found to be in agreement with the corresponding information in the Preliminary Securitization Offering Documents, the information relating to the Portfolio and Previously Issued Securitizations that is indicated by the letter I on the copies of those pages of the Investor Presentation and preliminary Offering Memorandum that are attached as Exhibits A and B, respectively.

BDO did not perform any procedures to:

i.	Determine the accuracy, completeness, or reasonableness of the Historical Performance Data Files,

ii.	Test the applicable information relating to the Portfolio and Previously Issued Securitizations that is described in the Securitization Offering Documents.

We were not engaged to, and did not, conduct an examination, the objective of which would be the expression of an opinion on the accompanying Preliminary Offering Memorandum and Investor Presentation. Accordingly, we do not express such an opinion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

This report is intended solely for the information and use of the Specified Parties and is not intended to and should not be used by anyone other than these specified parties.

February 20, 2019

Exhibit A

Certain Pages from the Investor Presentation

Exhibit B

Certain Pages from the Preliminary Offering Memorandum